Label	Element	Value
Continuing Discontinuing Operations [Member]
Share Capital Increase Through Conversion Of Preference Shares	nbg_ShareCapitalIncreaseThroughConversionOfPreferenceShares	$ 0
Share Capital Increase Through Contribution In Share	nbg_ShareCapitalIncreaseThroughContributionInShare	0
Share Capital Increase Through Mandatory Conversion Of Long Term Debt Securities	nbg_ShareCapitalIncreaseThroughMandatoryConversionOfLongTermDebtSecurities	0
Hfsf Contribution For Contingently Convertible Securities Capital Increase	nbg_HfsfContributionForContingentlyConvertibleSecuritiesCapitalIncrease	$ 0